RECEIVABLES - DOLLAR THRIFTY (Dollar Thrifty Automotive Group Inc)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Dollar Thrifty Automotive Group Inc
RECEIVABLES

6. RECEIVABLES

        Receivables consist of the following (in thousands):

	September 30, 2012	December 31, 2011
Trade accounts receivable and other	$85,476	$74,403
Vehicle manufacturer receivables	41,078	21,510
Car sales receivable	3,826	2,287

	130,380	98,200
Less: Allowance for doubtful accounts	(2,163)	(2,840)

	$128,217	$95,360

        Trade accounts receivable and other include primarily amounts due from rental customers, franchisees and tour operators arising from billings under standard credit terms for services provided in the normal course of business.

        Vehicle manufacturer receivables include primarily amounts due under guaranteed residual, buyback and Non-Program Vehicle incentive programs, which are paid according to contract terms and are generally received within 60 days.

        Car sales receivable include primarily amounts due from car sale auctions for the sale of both Program Vehicles and Non-Program Vehicles.

        Allowance for doubtful accounts represents potentially uncollectible amounts owed to the Company from franchisees, tour operators, corporate account customers and others.

3. RECEIVABLES

        Receivables consist of the following:

	December 31,
	2011	2010
	(In Thousands)
Trade accounts receivable and other	$74,403	$68,528
Vehicle manufacturer receivables	21,510	4,543
Car sales receivable	2,287	1,100

	98,200	74,171
Less: Allowance for doubtful accounts	(2,840)	(4,715)

	$95,360	$69,456

        Trade accounts receivable and other include primarily amounts due from rental customers, franchisees and tour operators arising from billings under standard credit terms for services provided in the normal course of business.

        Vehicle manufacturer receivables include primarily amounts due under guaranteed residual, buyback and Non-Program Vehicle incentive programs, which are paid according to contract terms and are generally received within 60 days.

        Car sales receivable include primarily amounts due from car sale auctions for the sale of both Program Vehicles and Non-Program Vehicles.

        Allowance for doubtful accounts represents potentially uncollectible amounts owed to the Company from franchisees, tour operators, corporate account customers and others.